UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:	September 30,1999

Check here if Amendment  [    ]; Amendment Number:
This Amendment (Check only one.):  [    ]  is a restatement.
					     [    ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Church Capital Management, Inc.
Address:	301 Oxford Valley Road, Suite 801B
		Yardley, PA  19067

13F File Number:	28-6548

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Jerome H. Walther
Title:	Chief Operating Officer
Phone:	(215) 321-1900
Signature, Place, and Date of Signing:

	Jerome H. Walther    Yardley, PA   October 20, 1999

Report Type  (Check only one.):

[  X  ]	13F HOLDINGS REPORT

[     ]	13F NOTICE

[     ]  	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

N/A

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		144

Form 13F Information Table Value Total:		$210006 (x1000)

List of Other Included Managers:

N/A
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                                                   CHURCH CAPITAL MANAGEMENT,  INC
                                                              FORM 13F
                                                         September 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

A H Belo Corp                  COM              080555105     2628137400.00 SH       Sole                         137400.00
AT&T                           COM              001957109      371  8526.23 SH       Sole                           8526.23
                                                                52  1200.00 SH       Other                          1200.00
Airborne Freight Corp          COM              009266107     1772 84150.00 SH       Sole                          84150.00
                                                               100  4750.00 SH       Other                          4750.00
America-On-Line                COM              02364J104      558  5360.00 SH       Sole                           5360.00
                                                                55   525.00 SH       Other                           525.00
American Express Co.           COM              025816109      260  1923.00 SH       Sole                           1923.00
                                                                40   300.00 SH       Other                           300.00
American International Group   COM              026874107      326  3750.00 SH       Sole                           3750.00
Ameritech                      COM              030954101     4875 73036.00 SH       Sole                          73036.00
                                                               260  3900.00 SH       Other                          3900.00
Arrow Electronics              COM              042735100     2558145150.00 SH       Sole                         145150.00
                                                               110  6250.00 SH       Other                          6250.00
Bank One Corporation           COM              059438101      668 19183.00 SH       Sole                          19183.00
Bell Atlantic Corp             COM              077853109     4673 69415.90 SH       Sole                          69415.90
                                                               101  1500.00 SH       Other                          1500.00
BellSouth Corp.                COM              079860102     2699 59976.00 SH       Sole                          59976.00
                                                               139  3100.00 SH       Other                          3100.00
Bristol-Myers Squibb           COM              110122108     4568 67672.00 SH       Sole                          67672.00
                                                               367  5440.00 SH       Other                          5440.00
British Petroleum              COM              031905102      278  2505.00 SH       Sole                           2505.00
Campbell Soup                  COM              134429109     2180 55728.00 SH       Sole                          55728.00
Chubb Corp                     COM              171232101     3111 62700.00 SH       Sole                          62700.00
                                                               228  4600.00 SH       Other                          4600.00
Cisco Systems Inc.             COM              17275R102      186  2720.00 SH       Sole                           2720.00
                                                              1018 14850.00 SH       Other                         14850.00
Citigroup Inc.                 COM              173034109      411  9347.98 SH       Sole                           9347.98
                                                                 7   168.00 SH       Other                           168.00
Coastal Corp.                  COM              190441105      389  9500.00 SH       Sole                           9500.00
                                                                25   600.00 SH       Other                           600.00
Computer Associates            COM              204912109     5516 90237.00 SH       Sole                          90237.00
                                                               202  3300.00 SH       Other                          3300.00
Corning Inc                    COM              219350105     4498 65601.00 SH       Sole                          65601.00
                                                                41   600.00 SH       Other                           600.00
Crown Cork & Seal              COM              228255105      856 35290.00 SH       Sole                          35290.00
Electronic Data Systems        COM              285661104      239  4523.00 SH       Sole                           4523.00
Eli Lilly & Co.                COM              532457108     5782 90080.00 SH       Sole                          90080.00
                                                               167  2600.00 SH       Other                          2600.00
Everest Reinsurance            COM              299808105     1759 73875.00 SH       Sole                          73875.00
                                                               107  4500.00 SH       Other                          4500.00
Exxon Corporation              COM              302290101      325  4272.00 SH       Sole                           4272.00
                                                                15   200.00 SH       Other                           200.00
FMC Corp                       COM              302491303     1798 37255.00 SH       Sole                          37255.00
                                                                39   800.00 SH       Other                           800.00
First Data Corp.               COM              319963104     2823 64339.00 SH       Sole                          64339.00
                                                                44  1000.00 SH       Other                          1000.00
First Union Corp               COM              337358105      986 27691.00 SH       Sole                          27691.00
                                                               100  2800.00 SH       Other                          2800.00
Fleet Financial Group          COM              338915101     2996 81806.00 SH       Sole                          81806.00
                                                               139  3800.00 SH       Other                          3800.00
Ford Motor Corp.               COM              345370100      245  4881.00 SH       Sole                           4881.00
                                                                20   400.00 SH       Other                           400.00
Frontier Insurance Group       COM              359081106      239 27279.00 SH       Sole                          27279.00
GT Interactive Software Corp.  COM              36236E109      762262206.00 SH       Sole                         262206.00
GTE Corp                       COM              362320103      179  2325.00 SH       Sole                           2325.00
                                                                96  1250.00 SH       Other                          1250.00
                                                   CHURCH CAPITAL MANAGEMENT,  INC
                                                              FORM 13F
                                                         September 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

General Electric Co.           COM              369604103     5400 45548.00 SH       Sole                          45548.00
                                                                90   760.00 SH       Other                           760.00
Gillette Company               COM              375766102     2680 78955.00 SH       Sole                          78955.00
                                                                48  1410.00 SH       Other                          1410.00
Hartford Financial             COM              416515104     2445 59827.00 SH       Sole                          59827.00
                                                               143  3500.00 SH       Other                          3500.00
Hewlett Packard Co.            COM              428236103     5822 64158.00 SH       Sole                          64158.00
                                                               171  1885.00 SH       Other                          1885.00
IBM Corporation                COM              459200101     1086  8978.84 SH       Sole                           8978.84
                                                                48   400.00 SH       Other                           400.00
Intel Corporation              COM              458140100     4218 56766.00 SH       Sole                          56766.00
                                                               329  4430.00 SH       Other                          4430.00
Johnson & Johnson              COM              478160104     7764 84507.16 SH       Sole                          84507.16
                                                                88   953.00 SH       Other                           953.00
Kansas City Southern           COM              485170104      730 15700.00 SH       Sole                          15700.00
                                                               126  2700.00 SH       Other                          2700.00
Kimberly Clark Corp.           COM              494368103     5195 98490.00 SH       Sole                          98490.00
                                                               174  3300.00 SH       Other                          3300.00
LSI Logic                      COM              502161102      486  9350.00 SH       Sole                           9350.00
Lucent Technologies            COM              549463107     4140 63818.18 SH       Sole                          63818.18
                                                               162  2504.00 SH       Other                          2504.00
Marsh & McLennan Co.           COM              571748102      778 11364.00 SH       Sole                          11364.00
                                                               182  2650.00 SH       Other                          2650.00
Mattel Inc.                    COM              577081102     2831149000.00 SH       Sole                         149000.00
                                                               128  6750.00 SH       Other                          6750.00
McGraw Hill Inc                COM              580645109     2206 45610.00 SH       Sole                          45610.00
Media General Inc. Cls A       COM              584041073     4057 79165.00 SH       Sole                          79165.00
                                                               128  2500.00 SH       Other                          2500.00
MediaOne Group                 COM              912889201     3161 46269.00 SH       Sole                          46269.00
                                                                34   500.00 SH       Other                           500.00
Mellon Bank Corp.              COM              585509102     3059 90988.00 SH       Sole                          90988.00
                                                               111  3300.00 SH       Other                          3300.00
Merck & Co                     COM              589331107     1078 16629.00 SH       Sole                          16629.00
                                                                68  1050.00 SH       Other                          1050.00
Microsoft                      COM              594918104      503  5555.00 SH       Sole                           5555.00
                                                                 5    50.00 SH       Other                            50.00
Monsanto Co                    COM              611662107     3424 95944.00 SH       Sole                          95944.00
                                                               153  4300.00 SH       Other                          4300.00
Motorola, Inc.                 COM              620076109     2403 27307.00 SH       Sole                          27307.00
                                                               172  1950.00 SH       Other                          1950.00
Newell Rubbermaid              COM              651192106     2334 81700.00 SH       Sole                          81700.00
                                                               120  4200.00 SH       Other                          4200.00
PNC Bank Corp                  COM              693475105      214  4060.00 SH       Sole                           4060.00
Pepsico Inc.                   COM              713448108     3309108499.00 SH       Sole                         108499.00
                                                               149  4900.00 SH       Other                          4900.00
Pfizer Inc                     COM              717081103      649 18099.00 SH       Sole                          18099.00
Proctor Gamble                 COM              742718109     6600 70403.00 SH       Sole                          70403.00
                                                                42   450.00 SH       Other                           450.00
Qualcomm Inc.                  COM              747525103      595  3146.00 SH       Sole                           3146.00
Rite Aid Corp                  COM              767754104     2966214750.00 SH       Sole                         214750.00
                                                               146 10575.00 SH       Other                         10575.00
SBC Communications             COM              78387G103     1156 22635.33 SH       Sole                          22635.33
                                                                34   658.00 SH       Other                           658.00
Schering Plough                COM              806605101     2595 59484.00 SH       Sole                          59484.00
                                                                65  1500.00 SH       Other                          1500.00
Sigma Aldrich                  COM              826552101     3718117100.00 SH       Sole                         117100.00
                                                               138  4350.00 SH       Other                          4350.00
                                                   CHURCH CAPITAL MANAGEMENT,  INC
                                                              FORM 13F
                                                         September 30, 1999

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

Smithkline Beecham             COM              832378301     3638 63127.00 SH       Sole                          63127.00
                                                               170  2950.00 SH       Other                          2950.00
Summit Bancorp.                COM              866005101     9957306955.00 SH       Sole                         306955.00
                                                               151  4644.00 SH       Other                          4644.00
Sun Microsystems Inc.          COM              866810104    14965160916.00 SH       Sole                         160916.00
                                                               130  1400.00 SH       Other                          1400.00
Texaco                         COM              881694103     4600 72865.00 SH       Sole                          72865.00
                                                               170  2700.00 SH       Other                          2700.00
Thermo Electron                COM              883556102      655 48729.00 SH       Sole                          48729.00
                                                                 7   500.00 SH       Other                           500.00
Thomas & Betts                 COM              884315102     4220 82750.00 SH       Sole                          82750.00
                                                               166  3250.00 SH       Other                          3250.00
US West Inc.                   COM              912889102      778 13631.00 SH       Sole                          13631.00
                                                                57  1000.00 SH       Other                          1000.00
Union Pacific                  COM              907818108     2684 55846.00 SH       Sole                          55846.00
                                                                19   400.00 SH       Other                           400.00
Vodafone Airtouch ADR          COM              92857T107      205   862.00 SH       Sole                            862.00
                                                                53   225.00 SH       Other                           225.00
Walt Disney Co.                COM              254687106      342 13163.00 SH       Sole                          13163.00
                                                                 2    75.00 SH       Other                            75.00
Warner-Lambert Co              COM              934488107      337  5075.00 SH       Sole                           5075.00
Wells Fargo New                COM              669380107      244  6150.00 SH       Sole                           6150.00
Wendys Intl.                   COM              950590109     3826144395.00 SH       Sole                         144395.00
                                                               193  7300.00 SH       Other                          7300.00
Xerox Corp.                    COM              984121103     2993 71376.00 SH       Sole                          71376.00
                                                               164  3900.00 SH       Other                          3900.00
Bank One Capital I 8.00%       PRD              06421B202      30012000.000 SH       Sole                         12000.000
Duke Energy Capital Trust Pfd  PRD              264396201     146963880.000 SH       Sole                         63880.000
Equitable Resources  Tr 1 7.35 PRD              294550207      60027600.000 SH       Sole                         27600.000
News Corp. Ltd. ADR Pfd.       PRD              652487802     126347308.000 SH       Sole                         47308.000
REPORT SUMMARY                144 DATA RECORDS              210006            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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